Earnings Per Share (Details) (USD $)	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Numerators:
Income attributable to the Company	$ 270,843,000	$ 272,974,000			$ 709,947,000	$ 760,997,000
Denominators:
Weighted average number of ordinary shares outstanding	302,711,512		301,310,149	302,158,886	301,999,288
Weighted average number of preference shares outstanding	0		0	2,590,857	0
Total weighted average shares outstanding	302,711,512		301,310,149	304,749,743	301,999,288
Potentially dilutive Ordinary shares	571,521		445,648	637,188	416,688
Total weighted average Ordinary shares outstanding assuming dilution	303,283,033		301,755,797	302,796,074	302,415,976
Fully diluted income per Ordinary share	$ 0.89	$ 0.90			$ 2.35	$ 2.49